Condensed Balance Sheet	Dec. 31, 2021 USD ($)
Current assets
Cash	$ 428,189
Prepaid expenses	504,034
Total Current Assets	932,223
Non-current prepaid insurance	247,500
Marketable securities held in Trust Account	250,008,324
TOTAL ASSETS	251,188,047
Current liabilities
Accounts payable	5,000
Accrued expenses	1,974,837
Advances from related party	10,000
Total Current Liabilities	1,989,837
Deferred underwriting fee payable	7,700,000
Total Liabilities	9,689,837
Commitments and Contingencies (Note 7)
Temporary Equity
Class A ordinary shares subject to possible redemption, 25,000,000 shares at redemption value	250,008,324
Permanent Deficit
Preference shares, $0.0001 par value; 5,000,000 shares authorized; no shares issued and outstanding
Additional paid-in capital	0
Accumulated deficit	(8,510,803)
Total Permanent Deficit	(8,510,114)
TOTAL LIABILITIES, TEMPORARY EQUITY AND PERMANENT DEFICIT	251,188,047
Common Class A [Member]
Temporary Equity
Class A ordinary shares subject to possible redemption, 25,000,000 shares at redemption value	250,008,324
Permanent Deficit
Common stock value	64
Common Class B [Member]
Permanent Deficit
Common stock value	$ 625